Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	₨ 14,537	$ 192	₨ 7,394	₨ 8,576
Interest income /guarantee commission	7,210	95	6,697	423
Outsourcing Service Income	36	0	36	30
Dividend Income	15	0	17	56
Miscellaneous income	11	0
Purchases of goods/services	2,393	32	1,306	648
Long Term Incentive Plan (Recovery)				(6)
Management and brand fees expenses	16,168	213	9,855	5,257
Reimbursement of other expenses (net of recovery)	134	2	903	480
Corporate Social Responsibility Expenditure / donation	451	6	629	1,110
Contribution to Post retirement employee benefit trust	1,135	15	585	1,117
Remuneration to relative of Key Managerial Personnel	228	3	127	169
Directors' remuneration expense, commission/ sitting fees to independent directors	44	1	35	42
Directors remuneration expense commission sitting fees to key management personnel	16	0	15	40
Directors remuneration expense commission sitting fees to relatives of key management personnel	3	0	3	3
Dividend to holding companies	113,460	1,495	17,703	7,267
Dividend to key management personnel	1	0	0	0
Dividend to relatives of key management personnel	9	0	2	1
Interest and guarantee commission expense	1,470	19	1,332
Loans given / (repaid)	(16,227)	(214)	71,654	(3)
Financial guarantee given			31,468	2
Financial guarantee relinquished	53	1	31,573	255
Investment made/(redeemed)				(44,847)
Investment purchased/(redeemed) during the year	1	0
Loan taken/(repaid)	(3)	$ 0
Entities controlling the company/ Fellow Subsidiaries
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	13,947		7,357	8,554
Interest income /guarantee commission	7,210		6,697	423
Outsourcing Service Income	36		36	30
Dividend Income	15		17	17
Purchases of goods/services	746		760	581
Long Term Incentive Plan (Recovery)				(4)
Management and brand fees expenses	16,168		9,855	5,257
Reimbursement of other expenses (net of recovery)	133		904	479
Dividend to holding companies	113,460		17,703	7,267
Dividend to key management personnel
Dividend to relatives of key management personnel
Interest and guarantee commission expense	1,470		1,332
Loans given / (repaid)	(16,227)		71,654	0
Financial guarantee given			31,468
Financial guarantee relinquished	10		31,458
Investment made/(redeemed)				(44,847)
Loan taken/(repaid)	(3)
Associates/Joint Ventures
Disclosure of transactions between related parties [line items]
Dividend to key management personnel
Dividend to relatives of key management personnel
Loans given / (repaid)				(3)
Financial guarantee relinquished
Investment purchased/(redeemed) during the year	1
Other related parties [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	590		37	22
Dividend Income				39
Miscellaneous income	11
Purchases of goods/services	1,647		546	67
Long Term Incentive Plan (Recovery)				(2)
Reimbursement of other expenses (net of recovery)	1		(1)	1
Corporate Social Responsibility Expenditure / donation	451		629	1,110
Contribution to Post retirement employee benefit trust	1,135		585	1,117
Remuneration to relative of Key Managerial Personnel	228		127	169
Directors' remuneration expense, commission/ sitting fees to independent directors	44		35	42
Directors remuneration expense commission sitting fees to key management personnel	16		15	40
Directors remuneration expense commission sitting fees to relatives of key management personnel	3		3	3
Dividend to key management personnel	1		0	0
Dividend to relatives of key management personnel	9		2	1
Financial guarantee given				2
Financial guarantee relinquished	₨ 43		₨ 115	₨ 255